Intangible assets	9 Months Ended
Sep. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets	Intangible assets
The carrying amount of intangible assets as of September 30, 2026 and December 31, 2025 is as follows:

	September 30, 2026	December 31, 2025
	(in thousands)
Cost
Customer relationships	$4,114,252	$4,134,478
Order backlog	544,514	546,054
Trade names & brands	189,686	204,721
Patient database	2,463	170,511
Technology assets	116,466	151,754
Total cost	4,967,381	5,207,518
Accumulated amortization	(1,867,115)	(1,873,663)
Impairment	—	(86,737)
Net book value	$3,100,266	$3,247,118

In the three months ended September 30, 2026, the amortization expense recognized by the Company was $46.2 million (three months ended September 30, 2025: $58.7 million).

In the nine months ended September 30, 2026, the amortization expense recognized by the Company was $146.6 million (nine months ended September 30, 2025: $176.7 million and year ended December 31, 2025: $227.2 million).
There were no additions to intangible assets during the nine months ended September 30, 2026.